INCOME AND SOCIAL CONTRIBUTION TAXES (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income And Social Contribution Taxes
Income tax	R$ 707	R$ 763
Social contribution tax	241	251
Income and social contribution tax credits	948	1,014
Current	775	699
Non-current	R$ 173	R$ 315